Schedule of Investments (unaudited)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Babcock International Group PLC	25,467	$183,854
Chemring Group PLC	27,445	134,991
QinetiQ Group PLC	51,826	298,132
		616,977
Air Freight & Logistics — 0.7%
International Distributions Services PLC(a)	67,578	291,531

Automobile Components — 0.5%
AB Dynamics PLC	1,791	51,349
Dowlais Group PLC	140,132	124,498
TI Fluid Systems PLC(b)	34,101	59,819
		235,666
Automobiles — 0.1%
Aston Martin Lagonda Global Holdings PLC(a)(b)	20,980	39,115

Banks — 1.6%
Bank of Georgia Group PLC	3,435	163,292
Close Brothers Group PLC	15,160	92,493
TBC Bank Group PLC	4,185	135,985
Virgin Money U.K. PLC	111,018	302,619
		694,389
Beverages — 1.4%
AG Barr PLC	10,157	80,924
Britvic PLC	23,876	295,984
C&C Group PLC	39,338	85,114
Fevertree Drinks PLC	10,580	145,736
		607,758
Biotechnology — 0.4%
Genus PLC	6,652	152,743

Broadline Retail — 1.8%
B&M European Value Retail SA	101,023	706,272
THG PLC, Class B(a)	73,713	65,606
		771,878
Building Products — 0.8%
Genuit Group PLC	25,102	146,017
Tyman PLC	19,808	91,875
Volution Group PLC	19,927	115,849
		353,741
Capital Markets — 11.3%
abrdn PLC	185,440	366,379
AJ Bell PLC	31,206	153,092
Alpha Group International PLC	3,471	102,612
Ashmore Group PLC	46,672	115,970
Bridgepoint Group PLC(b)	24,359	70,919
CMC Markets PLC(b)	11,276	40,447
IG Group Holdings PLC	37,736	390,374
Impax Asset Management Group PLC	9,351	51,773
IntegraFin Holdings PLC	29,130	130,287
Intermediate Capital Group PLC	29,277	872,287
Investec PLC	64,995	434,915
IP Group PLC	103,548	71,515
JTC PLC(b)	15,888	182,410
Jupiter Fund Management PLC	45,336	48,705
Liontrust Asset Management PLC	6,542	68,782
Man Group PLC/Jersey	120,998	408,973
Molten Ventures PLC(a)	16,438	69,436
Ninety One PLC	28,581	62,674
Plus500 Ltd.	7,847	223,514
Polar Capital Holdings PLC	8,764	61,167
Security	Shares	Value

Capital Markets (continued)
Quilter PLC(b)	141,453	$212,330
Rathbones Group PLC	6,397	141,972
St. James’s Place PLC	55,268	351,845
TP ICAP Group PLC	77,972	217,589
		4,849,967
Chemicals — 1.7%
Elementis PLC	59,219	114,080
Essentra PLC	28,896	60,754
Johnson Matthey PLC	18,482	414,027
Victrex PLC	8,330	136,715
		725,576
Commercial Services & Supplies — 1.4%
Finablr PLC(a)(b)(c)	61,710	1
Johnson Service Group PLC(d)	42,714	91,113
Mitie Group PLC	127,801	197,375
Renewi PLC(a)	7,303	61,418
Serco Group PLC	110,032	249,571
		599,478
Communications Equipment — 0.3%
Spirent Communications PLC	58,294	137,117

Construction & Engineering — 1.7%
Balfour Beatty PLC	53,613	253,727
Keller Group PLC	7,352	120,851
Kier Group PLC	43,241	81,145
Morgan Sindall Group PLC	4,533	146,534
Renew Holdings PLC	8,132	110,668
		712,925
Construction Materials — 1.0%
Breedon Group PLC	28,028	139,003
Forterra PLC(b)	20,539	43,759
Ibstock PLC(b)	39,576	81,013
Marshalls PLC	23,470	95,147
RHI Magnesita NV	1,899	83,180
		442,102
Consumer Staples Distribution & Retail — 2.5%
Marks & Spencer Group PLC	205,550	795,217
Ocado Group PLC(a)	54,347	258,724
		1,053,941
Containers & Packaging — 1.6%
DS Smith PLC	138,768	680,579

Distributors — 0.9%
Inchcape PLC	37,447	382,094

Diversified Consumer Services — 0.3%
Auction Technology Group PLC(a)(d)	10,018	67,209
Me Group International PLC	21,110	49,172
		116,381
Diversified REITs — 2.8%
Balanced Commercial Property Trust Ltd.	70,676	70,426
British Land Co. PLC (The)	88,766	499,256
Custodian Property Income REIT PLC	43,107	40,058
LondonMetric Property PLC	205,571	540,845
Picton Property Income Ltd.	56,589	48,959
		1,199,544
Diversified Telecommunication Services — 0.7%
Gamma Communications PLC	9,305	172,162
Helios Towers PLC(a)	74,236	120,152
		292,314

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.4%
DiscoverIE Group PLC	9,616	$90,237
ITM Power PLC(a)(d)	47,564	37,941
Volex PLC	12,953	58,016
		186,194
Electronic Equipment, Instruments & Components — 1.8%
Oxford Instruments PLC	5,251	167,277
Renishaw PLC	3,666	189,782
Spectris PLC	10,140	425,946
		783,005
Energy Equipment & Services — 0.5%
Hunting PLC	14,955	79,560
John Wood Group PLC(a)	66,213	150,374
		229,934
Entertainment — 0.1%
Team17 Group PLC(a)	11,958	47,541

Financial Services — 2.3%
Burford Capital Ltd.	19,873	283,113
Network International Holdings PLC(a)(b)	48,303	241,892
OSB Group PLC	39,406	234,343
Paragon Banking Group PLC	21,265	207,702
		967,050
Food Products — 2.3%
Cranswick PLC	5,442	308,237
Greencore Group PLC(a)	47,150	105,382
Hilton Food Group PLC	7,673	87,409
Premier Foods PLC	65,643	143,202
Tate & Lyle PLC	40,468	359,993
		1,004,223
Ground Transportation — 0.7%
Firstgroup PLC	64,238	140,056
Mobico Group PLC	46,398	31,808
Zigup PLC	22,696	126,797
		298,661
Health Care Equipment & Supplies — 1.4%
Advanced Medical Solutions Group PLC	22,068	61,021
ConvaTec Group PLC(b)	165,200	526,676
		587,697
Health Care Providers & Services — 0.5%
CVS Group PLC(d)	7,337	108,264
Spire Healthcare Group PLC(b)	29,037	93,611
		201,875
Health Care REITs — 1.0%
Assura PLC	301,164	159,714
Impact Healthcare REIT PLC, Class B	34,320	38,761
Primary Health Properties PLC	134,641	160,898
Target Healthcare REIT PLC	62,373	62,526
		421,899
Health Care Technology — 0.2%
Craneware PLC	2,848	89,275

Hotels, Restaurants & Leisure — 4.9%
Carnival PLC(a)	13,858	190,317
Deliveroo PLC, Class A(a)(b)	106,518	185,815
Domino’s Pizza Group PLC	36,591	156,811
Evoke PLC(a)	36,338	41,673
Greggs PLC	10,301	387,393
Hollywood Bowl Group PLC	17,496	74,017
J D Wetherspoon PLC(a)	8,718	85,094
Mitchells & Butlers PLC(a)	27,098	106,974
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Playtech PLC(a)	24,927	$151,828
Rank Group PLC(a)	22,178	23,675
SSP Group PLC	80,399	171,842
Trainline PLC(a)(b)	44,866	183,746
TUI AG(a)	46,008	318,456
Young & Co’s Brewery PLC, Series A, Class A	2,299	29,588
		2,107,229
Household Durables — 3.0%
Bellway PLC	11,985	412,685
Crest Nicholson Holdings PLC	24,589	74,979
Redrow PLC	26,658	243,430
Vistry Group PLC(a)	32,614	540,346
		1,271,440
Independent Power and Renewable Electricity Producers — 0.6%
Drax Group PLC	38,952	257,355

Industrial REITs — 1.3%
Tritax Big Box REIT PLC	224,918	455,089
Urban Logistics REIT PLC	48,013	72,682
Warehouse REIT PLC	40,802	42,385
		570,156
Insurance — 4.2%
Beazley PLC	67,330	595,343
Direct Line Insurance Group PLC	132,112	362,844
Hiscox Ltd.	34,901	511,483
Just Group PLC	104,641	139,371
Lancashire Holdings Ltd.	24,582	198,279
		1,807,320
Interactive Media & Services — 1.8%
MONY Group PLC	48,684	140,950
Rightmove PLC	80,199	550,561
Trustpilot Group PLC(a)(b)	35,462	93,312
		784,823
IT Services — 2.4%
Computacenter PLC	8,652	312,587
FDM Group Holdings PLC	9,727	55,838
Kainos Group PLC	9,004	132,173
Keywords Studios PLC(d)	7,743	220,418
NCC Group PLC	31,063	55,257
Softcat PLC	13,080	276,675
		1,052,948
Leisure Products — 1.0%
Games Workshop Group PLC	3,320	424,740

Life Sciences Tools & Services — 0.2%
Oxford Nanopore Technologies PLC(a)(d)	56,902	77,800

Machinery — 5.2%
Bodycote PLC	19,159	186,296
IMI PLC	26,341	629,588
Judges Scientific PLC	600	85,630
Morgan Advanced Materials PLC	28,749	113,806
Rotork PLC	86,561	375,704
Vesuvius PLC	21,562	134,217
Weir Group PLC (The)	26,154	714,740
		2,239,981
Marine Transportation — 0.4%
Clarkson PLC	2,942	154,265

Media — 2.5%
4imprint Group PLC	2,838	240,049
Ascential PLC	21,049	87,716

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Future PLC	10,445	$142,176
ITV PLC	364,122	370,878
Next 15 Group PLC(d)	8,512	111,284
YouGov PLC	10,619	132,877
		1,084,980
Metals & Mining — 1.6%
Atalaya Mining PLC	9,866	54,436
Centamin PLC	116,970	178,923
Central Asia Metals PLC	17,409	49,984
Greatland Gold PLC(a)	471,196	49,234
Hill & Smith PLC	8,095	212,208
Hochschild Mining PLC(a)	33,688	80,853
Pan African Resources PLC	193,073	62,859
		688,497
Multi-Utilities — 0.4%
Telecom Plus PLC	7,152	171,342

Office REITs — 1.1%
CLS Holdings PLC	16,099	18,230
Derwent London PLC	9,616	285,254
Great Portland Estates PLC	20,177	88,830
Workspace Group PLC	14,765	101,502
		493,816
Oil, Gas & Consumable Fuels — 1.6%
Diversified Energy Co. PLC	4,791	72,464
Energean PLC	15,712	238,851
Harbour Energy PLC	58,207	247,656
Serica Energy PLC	26,341	59,011
Tullow Oil PLC(a)	120,870	60,751
		678,733
Passenger Airlines — 1.1%
easyJet PLC	30,545	180,667
JET2 PLC	17,302	295,064
		475,731
Personal Care Products — 0.1%
PZ Cussons PLC	24,298	34,453

Pharmaceuticals — 0.5%
Indivior PLC, NVS(a)(d)	11,611	214,997

Professional Services — 1.7%
Alpha Financial Markets Consulting PLC	11,062	57,652
Hays PLC	159,648	220,875
Learning Technologies Group PLC(d)	60,651	65,692
Marlowe PLC(a)(d)	8,290	58,945
Pagegroup PLC	31,451	184,534
RWS Holdings PLC	30,320	67,183
SThree PLC	13,562	76,341
		731,222
Real Estate Management & Development — 1.8%
Grainger PLC	70,971	226,087
International Workplace Group PLC	76,062	178,411
Savills PLC	14,165	205,767
Sirius Real Estate Ltd.	135,815	170,157
		780,422
Residential REITs — 1.4%
Empiric Student Property PLC	60,792	70,316
Home REIT PLC(a)(c)	103,572	35,152
PRS REIT PLC (The)	53,162	52,420
UNITE Group PLC (The)	37,324	445,194
		603,082
Security	Shares	Value

Retail REITs — 1.3%
Hammerson PLC	411,637	$146,449
Shaftesbury Capital PLC	157,413	295,226
Supermarket Income REIT PLC	125,549	119,730
		561,405
Semiconductors & Semiconductor Equipment — 0.1%
Alphawave IP Group PLC(a)	33,089	56,582

Software — 1.6%
Alfa Financial Software Holdings PLC(b)	12,032	28,425
Bytes Technology Group PLC	23,003	164,735
Darktrace PLC(a)	42,333	320,227
FD Technologies PLC(a)	2,415	42,098
GB Group PLC	25,447	111,739
		667,224
Specialized REITs — 1.3%
Big Yellow Group PLC	18,777	300,502
Safestore Holdings PLC	22,009	254,381
		554,883
Specialty Retail — 2.6%
AO World PLC(a)	32,058	46,558
ASOS PLC(a)(d)	4,860	23,124
boohoo Group PLC(a)(d)	64,617	28,819
Currys PLC(a)(d)	91,353	90,157
Dunelm Group PLC	12,220	172,993
Frasers Group PLC(a)	11,356	128,112
Halfords Group PLC	22,239	43,874
Moonpig Group PLC(a)	29,623	60,817
Pets at Home Group PLC	44,782	169,022
Watches of Switzerland Group PLC(a)(b)	24,135	127,508
WH Smith PLC	13,188	193,256
Wickes Group PLC	25,403	45,223
		1,129,463
Textiles, Apparel & Luxury Goods — 0.6%
Coats Group PLC	160,967	175,781
Dr. Martens PLC	58,650	65,675
		241,456
Trading Companies & Distributors — 5.9%
Ashtead Technology Holdings PLC	8,146	85,532
Diploma PLC	13,509	708,136
Grafton Group PLC	18,213	232,641
Howden Joinery Group PLC	55,359	645,642
RS GROUP PLC	47,753	432,795
SIG PLC(a)	72,432	25,335
Travis Perkins PLC	21,409	236,196
Yellow Cake PLC(a)(b)	21,847	178,540
		2,544,817
Water Utilities — 0.5%
Penno Group PLC	28,816	229,072

Wireless Telecommunication Services — 0.3%
Airtel Africa PLC(b)	94,354	147,326

Total Common Stocks — 99.1%
(Cost: $52,499,690)		42,610,730

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Diversified REITs — 0.1%
Great Portland Estates PLC (Expires 06/25/24, Strike Price
GBP 2.30)(a)	12,559	$17,123

Total Rights — 0.1%
(Cost: $34,567)		17,123

Total Long-Term Investments — 99.2%
(Cost: $52,534,257)		42,627,853

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.49%(e)(f)(g)	691,456	691,664
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(e)(f)	20,000	20,000

Total Short-Term Securities — 1.6%
(Cost: $711,418)		711,664

Total Investments — 100.8%
(Cost: $53,245,675)		43,339,517

Liabilities in Excess of Other Assets — (0.8)%		(350,916)

Net Assets — 100.0%		$42,988,601

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	All or a portion of this security is on loan.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$621,984	$69,805	(a)	$—	$94	$(219)	$691,664	691,456	$11,468	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	0	(a)	—	—	—	20,000	20,000	1,026		—
					$94	$(219)	$711,664		$12,494		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 250 Index	6	06/21/24	$319	$7,063

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$11,446,044	$31,129,533	$35,153	$42,610,730
Rights	17,123	—	—	17,123
Short-Term Securities
Money Market Funds	711,664	—	—	711,664
	$12,174,831	$31,129,533	$35,153	$43,339,517
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$7,063	$—	$7,063

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

Currency Abbreviation

GBP	British Pound